Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by currency (audited) (Details) - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk [member]
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 86	£ 25
Net interest income sensitivity (AEaR), decrease	(263)	(74)
GBP
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	32	19
Net interest income sensitivity (AEaR), decrease	(169)	(34)
USD
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	47	29
Net interest income sensitivity (AEaR), decrease	(61)	(32)
EUR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	9	(14)
Net interest income sensitivity (AEaR), decrease	(32)	(16)
Other currencies
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(2)	(9)
Net interest income sensitivity (AEaR), decrease	£ (1)	£ 8